Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income	Pre-Tax Net Income (4)
2022	$5,763,029	$(7,836,526)	$1,799,708	$(928,137)	$131.07	$132.08	$326,567	$418,117
2021	$6,526,801	$18,772,107	$1,893,186	$5,539,990	$218.66	$187.73	$429,645	$542,775
2020	$5,491,150	$15,356,685	$1,796,078	$4,871,327	$149.82	$126.16	$323,895	$367,849

Peer Group Issuers, Footnote [Text Block]				(3) The peer group used to calculate the Peer Group Total Shareholder Return is the S&P Select Industry Index.
PEO Total Compensation Amount	$ 5,763,029	$ 6,526,801	$ 5,491,150
PEO Actually Paid Compensation Amount	(7,836,526)	18,772,107	15,356,685
Adjustment To PEO Compensation, Footnote [Text Block]	(1) Eric Lipar was the CEO and Principal Executive Officer for 2022, 2021, and 2020. The summary compensation totals for Mr. Lipar are adjusted, as indicated in the table below, to arrive at the compensation actually paid to the CEO each year. The change in value to the RSUs is due to the decrease in stock price from the date the RSUs were granted to the date the RSUs vested or will vest. The value change to the PSUs is due to the decrease in stock price from the date the PSUs were granted to the date the PSUs vested or will vest and the decrease of the payout percentage of the PSUs.

Adjustments to Determine Compensation Actually Paid for CEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$—	$—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$—	$—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(4,143,982)	$(3,230,169)	$(2,550,119)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$—	$—	$—
Increase for fair value of awards granted during year that remain unvested as of year-end	$1,938,071	$6,370,137	$8,123,564
Increase for fair value of awards granted during year that vest during year	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(9,048,719)	$7,206,430	$7,097,870
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(2,344,925)	$1,898,908	$(2,805,778)
Deduction of fair value of awards granted prior to year that were forfeited during year	$—	$—	$—
Increase based on dividends or other earnings paid during year prior to vesting date of award	$—	$—	$—
Total Adjustments	$(13,599,555)	$12,245,306	$9,865,537

Non-PEO NEO Average Total Compensation Amount	1,799,708	1,893,186	1,796,078
Non-PEO NEO Average Compensation Actually Paid Amount	$ (928,137)	5,539,990	4,871,327
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2) The individuals that were Non-CEO NEOs during each applicable year are Michael Snider, Charles Merdian, and Scott Garber for 2022; Michael Snider, Charles Merdian, Jack Lipar, and Rachel Eaton for 2021; and Michael Snider, Charles Merdian, Jack Lipar, and Rachel Eaton for 2020. The average summary compensation table totals for Non-CEO NEOs are adjusted, as indicated in the table below, to arrive at the average compensation actually paid to the Non-CEO NEOs each year using the same methodology as described for the CEO. The change in value to the RSUs is due to the decrease in stock price from the date the RSUs were granted to the date the RSUs vested or will vest. The value change to the PSUs is due to the decrease in stock price from the date the PSUs were granted to the date the PSUs vested or will vest and the decrease of the payout percentage of the PSUs.

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$—	$—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$—	$—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$—	$—	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$—	$—	$—
Increase for fair value of awards granted during year that remain unvested as of year-end	$461,904	$1,347,374	$1,898,579
Increase for fair value of awards granted during year that vest during year	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(2,432,239)	$1,816,653	$1,874,462
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(757,510)	$482,777	$(697,792)
Deduction of fair value of awards granted prior to year that were forfeited during year	$—	$—	$—
Increase based on dividends or other earnings paid during year prior to vesting date of award	$—	$—	$—
Total Adjustments	$(2,727,845)	$3,646,804	$3,075,249

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEOs have generally aligned with the Company’s cumulative TSR over the three-year period presented in the table. With respect to equity awards, the terms of the PSUs provide that the payouts will be capped at 100% of the target number of PSUs granted if absolute TSR is negative during the performance period, regardless of Basic EPS performance. See “What We Paid and Why - Compensation for NEOs - 2022 LTI Program - PSUs” for more information.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEOs have generally aligned with the Company’s net income over the three-year period presented in the table. While the Company does not use net income as a stand-alone performance measure in the overall executive compensation program, the measure of net income is correlated with the measure pre-tax net income (which is net income before income taxes). As further discussed in the section that follows, the determination as to the amount of the total Annual Bonus payment earned by each participating NEO under the Annual Bonus Plan is significantly influenced by the pre-tax net income generated for the year as compared to target.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Pre-Tax Net Income

As demonstrated by the following graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEOs has generally aligned with the Company’s pre-tax net income over the three-year period presented in the table. While the Company uses TSR, earnings per share, home closings and pre-tax net income for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that pre-tax net income over the long-term is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs to Company performance. The Compensation Committee’s determination as to the amount of the total Annual Bonus payment earned by each participating NEO under the Annual Bonus Plan is significantly influenced by the pre-tax net income generated for the year as compared to target. For 2022, 2021 and 2020, the total Annual Bonus payment to be earned by each participating NEO was based (i) 75% on the pre-tax net income during the year as compared to target and (ii) 25% on the number of home closings during the year as compared to the target. The payouts could range from 0% - 200% of the target annual bonus amount depending on the results achieved as compared to the threshold, target, and maximum for each measure, calculated and awarded independently, such that one portion of the award may be earned even if the threshold level of performance for the other measure is not achieved. The performance targets and payout terms applied to each NEO based on the Compensation Committee’s determination that each is integral to the overall success of the Company. See “What We Paid and Why - Compensation for NEOs - Annual Cash Bonus - Short-term Incentive Compensation” for more information.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was $131.07, while the cumulative TSR of the peer group presented for this purpose, the S&P Select Industry Index, over the three-year period presented in the table was $132.08.

Tabular List [Table Text Block]
The table below contains an unranked list of the most important performance measures used by the Company to link executive compensation actually paid to the Company’s fiscal year 2022 performance.

Key Performance Measures
Pre-Tax Net Income
Earnings Per Share
Home Closings

Total Shareholder Return Amount	$ 131.07	218.66	149.82
Peer Group Total Shareholder Return Amount	132.08	187.73	126.16
Net Income (Loss)	$ 326,567,000	$ 429,645,000	$ 323,895,000
Company Selected Measure Amount	418,117,000	542,775,000	367,849,000
PEO and Non-PEO NEO, Performance Share Unit Payout Maximum	100.00%
Non-PEO NEO Bonus Payment, Percent On Pre-Tax Net Income	75.00%	75.00%	75.00%
Non-PEO NEO Bonus Payment, Percent On Home Closings	25.00%	25.00%	25.00%
Non-PEO NEO Bonus Payment, Payout Percent, Minimum	0.00%	0.00%	0.00%
Non-PEO NEO Bonus Payment, Payout Percent, Maximum	200.00%	200.00%	200.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Net Income
Non-GAAP Measure Description [Text Block]	Pre-tax net income is the Company’s net income before income taxes, which the Company believes represents the most important financial performance metric used to link compensation actually paid to the NEOs to performance and is therefore selected as the Company-Selected Measure for purposes of this pay-versus-performance disclosure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Home Closings
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,599,555)	$ 12,245,306	$ 9,865,537
PEO [Member] | Pension Benefit, Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Pension Benefit, Increase For Aggregate Of Service Costs and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Adjustments, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,143,982)	(3,230,169)	(2,550,119)
PEO [Member] | Equity Awards, Adjustments, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,938,071	6,370,137	8,123,564
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(9,048,719)	7,206,430	7,097,870
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,344,925)	1,898,908	(2,805,778)
PEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Increase Based On Dividends Or Other Earnings Paid During The Year Prior To Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,727,845)	3,646,804	3,075,249
Non-PEO NEO [Member] | Pension Benefit, Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Pension Benefit, Increase For Aggregate Of Service Costs and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Adjustments, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Adjustments, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	461,904	1,347,374	1,898,579
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,432,239)	1,816,653	1,874,462
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(757,510)	482,777	(697,792)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Increase Based On Dividends Or Other Earnings Paid During The Year Prior To Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0